Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings per share
12. Earnings per share
All of the Company’s shares (including
non-vested
restricted stock issued under the Company’s equity compensation plans) participate equally in dividend distributions and in undistributed earnings.
The Company applies the
two-class
method of computing earnings per share (EPS) as the unvested share-based payment awards that contain rights to receive non forfeitable dividends are participating securities. Dividends declared during the period for non-vested
restricted stock as well as undistributed earnings allocated to non-vested
stock are deducted from net income for the purpose of the computation of basic earnings per share in accordance with the two-class
method. The denominator of the basic earnings per common share excludes any non-vested
shares as such they are not considered outstanding until the time-based vesting restriction has elapsed.

For purposes of calculating diluted earnings per share, dividends declared during the period for non-vested
restricted stock and undistributed earnings allocated to
non-vested
stock are not deducted from net income as reported since such calculation assumes non-vested
restricted stock is fully vested from the grant date.
The Company calculates basic and diluted earnings per share as follows:

	2023		2024		2025
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Numerator
Net income	51,936,829	51,936,829	69,862,177	69,862,177	60,648,616	60,648,616
Less: Undistributed earnings allocated to non-vested shares	813,111	811,596	2,701,759	2,694,694	1,822,987	1,822,217

Net income attributable to common shareholders	51,123,689	51,125,233	67,160,418	67,167,483	58,825,629	58,826,399

Denominator
Weighted average number of shares, basic	37,166,449	37,166,449	35,237,059	35,237,059	35,881,239	35,881,239

Effect of dilutive shares	—	70,502	—	96,101	—	15,628

Weighted average number of shares, diluted	37,166,449	37,236,951	35,237,059	35,333,160	35,881,239	35,896,867

Earnings per share	1.38	1.37	1.91	1.90	1.64	1.64

For 2023, 2024 and 2025 the most dilutive method was the
two-class
method and the diluted earnings per share reflects the potential dilution of the unexercised options to acquire common shares (Note 11) calculated using the treasury stock method which resulted in 70,502 incremental shares, 96,101 incremental shares and 15,628 incremental shares, respectively. Securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, are any incremental shares resulting from the non-vested
restricted share awards (Note 11) calculated using the treasury stock method.